Leases (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 172
2021	157
2022	126
2023	70
Total undiscounted lease liability	525
Less: Imputed interest	(104)
Present value of lease liabilities	$ 421